Investments in associates - Disclosure of associates (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Current assets	$ 140,429	$ 197,601
Current liabilities	27,935	23,005
Revenues	392,599	490,472
Other comprehensive income (loss)	(17,356)	34,891
Comprehensive income (loss)	(251,551)	(70,696)
Osisko Mining [Member]
Disclosure of associates [line items]
Current assets	130,495	121,424
Non-current assets	526,926	411,548
Current liabilities	25,833	13,540
Non-current liabilities	68,773	29,434
Revenues	0	0
Net earnings (loss) from continuing operations and net income (loss)	(82,554)	(19,022)
Other comprehensive income (loss)	(4,453)	(7,843)
Comprehensive income (loss)	(87,007)	(26,865)
Carrying value of investment	73,967	89,766
Fair value of investment	186,177	131,673
Osisko Metals [Member]
Disclosure of associates [line items]
Current assets	13,166	27,397
Non-current assets	81,337	59,827
Current liabilities	6,139	10,867
Non-current liabilities	3,246	500
Revenues	0	0
Net earnings (loss) from continuing operations and net income (loss)	(4,280)	(2,819)
Other comprehensive income (loss)	(327)	837
Comprehensive income (loss)	(4,607)	(1,982)
Carrying value of investment	15,389	8,625
Fair value of investment	12,698	7,510
Barkerville [Member]
Disclosure of associates [line items]
Current assets		32,533
Non-current assets		166,995
Current liabilities		17,196
Non-current liabilities		14,172
Revenues	0	0
Net earnings (loss) from continuing operations and net income (loss)	(842)	(8,907)
Other comprehensive income (loss)	10	(181)
Comprehensive income (loss)	(832)	(8,726)
Carrying value of investment		95,695
Fair value of investment		65,146
Victoria [Member]
Disclosure of associates [line items]
Current assets		50,084
Non-current assets		427,529
Current liabilities		90,527
Non-current liabilities		87,811
Revenues	0	0
Net earnings (loss) from continuing operations and net income (loss)	(8,587)	(1,278)
Other comprehensive income (loss)	(81)	(307)
Comprehensive income (loss)	(8,668)	(1,585)
Carrying value of investment		56,972
Fair value of investment		44,558
Falco [Member]
Disclosure of associates [line items]
Current assets		9,209
Non-current assets		132,255
Current liabilities		40,415
Non-current liabilities		9,758
Revenues	0	0
Net earnings (loss) from continuing operations and net income (loss)	(8,589)	(6,713)
Other comprehensive income (loss)	0	0
Comprehensive income (loss)	$ (8,589)	(6,713)
Carrying value of investment		21,128
Fair value of investment		$ 10,449